Document and Entity Information (USD $)	12 Months Ended
	Jun. 30, 2012	Sep. 26, 2012	Dec. 30, 2011
Document and Entity Information [Line Items]
Document Type	Other
Amendment Flag	false
Document Period End Date	Jun. 30, 2012
Trading Symbol	cnyc
Entity Registrant Name	CANYON COPPER CORP.
Entity Central Index Key	0001112706
Current Fiscal Year End Date	--06-30
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		68,696,934
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Entity Public Float			$ 11,538,328
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY